RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The financial statements have been prepared on the accrual basis in conformity with accounting principles generally accepted in the United States of America. The Form 5500 is presented on the cash basis.

The following are reconciliations of net assets available for benefits as of December 31, 2025 and 2024, and increase in net assets per the financial statements to the Form 5500 for the year ended December 31, 2025:

	2025	2024
Net assets available for benefits per the financial statements	$401,860,263	$364,974,648
Less: Amounts due from employer per the financial statements	(4,827,920)	(4,391,680)
Less: Amounts due from participants per the financial statements	(116,010)	(138,874)
Net assets available for benefits per Form 5500	$396,916,333	$360,444,094

Contributions received from employer per the financial statements	$12,050,017
Less: Current year contributions receivable from employer per the financial statements	(4,827,920)
Add: Prior year contributions receivable from employer per the financial statements	4,391,680
Contributions received from employer per Form 5500	$11,613,777

Contributions received from participants per the financial statements	$15,751,859
Less: Current year contributions receivable from participants per the financial statements	(116,010)
Add: Prior year contributions receivable from participants per the financial statements	138,874
Contributions received from participants per Form 5500	$15,774,723

Increase in net assets per the financial statements	$36,885,615
Less: Changes in amounts due from employer*	(436,240)
Less: Changes in amounts due from participants**	22,864
Net income per Form 5500	$36,472,239
* Included in contributions from employer in Statements of Changes in Net Assets Available for Benefits.
** Included in contributions from participants in Statements of Changes in Net Assets Available for Benefits.